Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details) shares in Thousands, $ in Thousands	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss		$ 0	$ 0	$ 0
Estimated Scrap Rate Per Lightweight Ton		0.3	0.3
Historical Period Used for Average Estimated Daily Time Charter Rate (Year)			10 years
Period Used for Estimated Time Charter Rate (Year)			1 year
Expected Increase in Expenses Percentage		2.50%	2.50%
Expected Increase in Expenses Period (Year)			5 years
Vessels Impairment Loss			$ 0
Number of Vessels Held-for-sale		0	0	0
Capitalized Contract Cost, Gross		$ 3,360	$ 3,360	$ 0
Charter-in Hire Expenses			$ 325,510	$ 0	$ 0
Number of Chartered-in Vessels		59	100	0	0
Voyage Revenue	$ 0		$ 597,223	$ 0
Weighted Average Number of Shares Outstanding, Diluted, Adjustment (in shares) | shares	0		0	0
Number of Reportable Segments			1
Chartering-in Vessels Activity [Member]
Voyage Revenue	$ 0		$ 441,840	$ 0
Sublease Income			58,044	$ 0
Voyage Charters [Member]
Charter-in Hire Expenses			$ 125,615
Dry Bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)		25 years	25 years
Estimated Scrap Rate Per Lightweight Ton		0.3	0.3
Acuity, Verity, Equity and Parity [Member]
Number of Vessels With Seller's Credit		4	4